PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 09, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares		27,591,664
Price of warrants		$ 18
Aggregate purchase price		$ 42,247,000	$ 2,519,000	$ 16,759,000	$ 0
Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares				19,300,000
Aggregate purchase price				$ 11,700,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares		7,800,000
Exercise price of warrant		$ 11.5
Private Placement [Member] | Private Placement Warrants | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares	7,800,000			7,800,000
Price of warrants	$ 1.5			$ 1.5
Aggregate purchase price	$ 11,700,000,000			$ 11,700,000
Number of shares per warrant				1
Exercise price of warrant				$ 11.5